SEGMENT INFORMATION - Earnings from Equity Accounted Investment and Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	$ 192	$ 111	$ 418	$ 243
Interest expense	(858)	(1,281)	(1,798)	(2,494)
Office
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	43	(35)	104	(54)
Interest expense	(193)	(229)	(379)	(462)
Retail
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	107	168	224	305
Interest expense	(182)	(205)	(367)	(383)
LP Investments
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	42	(22)	90	(8)
Interest expense	(391)	(735)	(857)	(1,432)
Corporate
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	0	0	0	0
Interest expense	$ (92)	$ (112)	$ (195)	$ (217)